	As filed with the Securities and Exchange	Registration No. 333-109860
	Commission on December 16, 2014	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 23 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel
Voya Legal Services
One Orange Way, C2N, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on _________________ pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Variable Annuity Contract

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2014 are incorporated into Parts A and B of this Post-Effective Amendment No. 23 by reference to
Registrant’s filing under Rule 485(b) as filed on April 11, 2014 and under 497(e) as filed on
August 28, 2014.

A supplement dated December 16, 2014 to the Prospectus and Statement of Additional
Information is included in Parts A and B of this Post-Effective Amendment No. 23.

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account C

Voya MAP Plus NPSM

Supplement Dated December 16, 2014 to the Contract Prospectus, Contract Prospectus
Summary and Statement of Additional Information, each dated May 1, 2014, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus,
Contract Prospectus Summary and Statement of Additional Information (“SAI”). Please read it carefully and keep it with your Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

Important Information Regarding the VY® PIMCO Bond Portfolio

Effective on or about December 12, 2014, the VY® PIMCO Bond Portfolio will be renamed Voya Aggregate Bond
Portfolio and Voya Investment Management Co. LLC will replace Pacific Investment Management Company LLC as subadviser.

Information in your Contract Prospectus and Contract Prospectus Summary regarding the fund referenced above is changed accordingly.

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the Voya Global Resources Portfolio, the Voya International Value Portfolio and the
Voya Core Equity Research Fund.

Notice of and Important Information About Upcoming Fund Reorganizations

The Board of Trustees of Voya Investors Trust and Voya Variable Products Trust and the Board of Directors of
Voya Series Fund, Inc. approved separate proposals to reorganize the following “Merging Funds” with and into the following “Surviving Funds.” The proposed reorganizations are subject to approval by the shareholders of each
Merging Fund. If shareholder approval is obtained, it is expected each reorganization will be effective on or about the close of business on March 6, 2015 (the “Reorganization Date”).

Merging Funds	Surviving Funds
Voya Global Resources Portfolio (Class S)	Voya Global Value Advantage Portfolio (Class I)
Voya International Value Portfolio (Class I)
Voya Core Equity Research Fund (Class A)	Voya Large Cap Value Fund (Class A)

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in a Merging Fund to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “Transfers” section of your
Contract Prospectus or Contract Prospectus Summary for information about making subaccount transfers.

On the Reorganization Date:
·	Your investment in the subaccount that invested in a Merging Portfolio will automatically become an investment in the subaccount that invests in the Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation; and
·	All existing account balances invested in Class S shares of the Voya Global Resources Portfolio and Class I shares of the Voya International Value Portfolio will automatically become investments in the subaccount that invests in Class I shares of the Voya Global Value Advantage Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

X.109860-14	Page 1 of 3	December 2014

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Funds
will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in a Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. See the “Transfers”
section of your Contract Prospectus or Contract Prospectus Summary for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at
Customer Service, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-262-3862.

Information about the Voya Global Value Advantage Portfolio. In connection with the upcoming fund reorganization involving Voya Global Resources Portfolio (Class S) and the Voya International Value Portfolio
(Class I), effective on the Reorganization Date, the Voya Global Value Advantage Portfolio (Class I) will be added to your contract as an available investment option. The following chart lists summary information regarding the
Voya Global Value Advantage Portfolio and is added to Appendix IV in your Contract Prospectus and Contract
Prospectus Summary.

Fund Name and
Investment Adviser/Subadviser	Investment Objective(s)
Voya Global Value Advantage Portfolio	Seeks long-term capital growth and current income.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co.
LLC

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:
Customer Service
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Important Information Regarding “The Company”

The third paragraph under “The Company” section in your Contract Prospectus and Contract Prospectus Summary and the third paragraph under the “General Information and History” section in your SAI is deleted and replaced with the following:

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the
Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of
November 18, 2014, ING’s ownership of Voya was approximately 19%. Under an agreement with the European
Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

X.109860-14	Page 2 of 3	December 2014

Other Information

The Amana Growth Fund and the Amana Income Fund available under your contract are designated as “Investor
Class.” Accordingly, all references to the Amana Growth Fund and the Amana Income Fund in the fund list on page
2 in your Contract Prospectus and Contract Prospectus Summary should include “Investor Class.”

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided
by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya
Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya
Financial Partners, LLC has selling agreements.

X.109860-14	Page 3 of 3	December 2014

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Incorporated by reference in Part A:
Condensed Financial Information
(2)		Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2013
		-	Statements of Operations for the year ended December 31, 2013
		-	Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
(name changed to Voya Retirement Insurance and Annuity Company)
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2013 and 2012
		-	Consolidated Statements of Operations for the years ended December 31,
2013, 2012 and 2011
		-	Consolidated Statements of Comprehensive Income for the years ended
December 31, 2013, 2012 and 2011
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2013, 2012 and 2011
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2013, 2012 and 2011
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account C · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on
Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)		Not applicable
	(3.1)		Broker-Dealer Agreement · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
	(3.2)		Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and
Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of
Assignment to AISI · Incorporated by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on
November 30, 2000.
	(3.3)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.4)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company
· Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
(3.5)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among
Directed Services LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(3.6)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany
Agreement dated as of December 22, 2010 by and between Directed Services
LLC and ING Life Insurance and Annuity Company (now known as “Voya
Retirement Insurance and Annuity Company”) · Incorporated by reference to
Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on December 16, 2014.
(3.7)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on
February 11, 2011.
(3.8)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among ING
Investment Management LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(3.9)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany
Agreement dated as of December 22, 2010 by and between ING Investment
Management LLC (now known as “Voya Investment Management LLC”) and
ING Life Insurance and Annuity Company (now known as “Voya Retirement
Insurance and Annuity Company”) · Incorporated by reference to Post-Effective
Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on December 16, 2014.
(4.1)	Variable Annuity Contract (G-CDA(12/99)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.2)	Variable Annuity Contract Certificate (C-CDA(12/99)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.3)	Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.

(4.4)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.5)	Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.6)	Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.7)	Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.8)	Endorsement (EMM-DAC-03) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on December 30, 2003.
(4.9)	Endorsement (EMM-TABCERT-03) to Contract Certificate C-CDA(12/99) ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.
(4.10)	Endorsement (EMM-TABCONT-03) to Contract C-CDA(12/99) · Incorporated
by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-109860), as filed on December 30, 2003.
(4.11)	Schedules: MM-HC401a-03; MM-HC401K-03; MMH-HC403b-03;
MM-HC403bv-03; MM-HC457bTE-03; and MM-HC457g-03 to Contract
G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on Form
N-4 (File No. 333-109860), as filed on December 30, 2003.
(4.12)	Variable Annuity Contract (G-CDA-99(NY)) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.13)	Variable Annuity Contract Certificate (C-CDA-99(NY)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.14)	Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.

(4.15)	Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.16)	Variable Annuity Contract (G-CDA(99)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.17)	Variable Annuity Contract Certificate (C-CDA(99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 16, 2000.
(4.18)	Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No.
28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
November 14, 2001.
(4.19)	Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No.
28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
November 14, 2001.
(4.20)	Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and
A027RV95 · Incorporated by reference to Post-Effective Amendment No. 22 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on February
15, 2002.
(4.21)	Variable Annuity Contract (G-CDA-01(NY)) · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.
(4.22)	Variable Annuity Contract Certificate (C-CDA-01(NY)) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.23)	Appendix A (Variable Provisions in Group Annuity Contract G-CDA-01(NY))
and Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 10, 2002.

(4.24)	Statement of Variability to Contract G-CDA-01(NY) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.25)	Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and
Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 10, 2002.
(4.26)	Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-
CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April
10, 2002.
(4.27)	Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No.
30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 10, 2002.
(4.28)	Endorsement E-403bR-09 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-
CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-
IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-
96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates
GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-
CDA(12/99) and C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 15, 2009.
(4.29)	Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), G-CDA-01(NY)
GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF,
G-CDA-IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP),
G-CDA-96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract
Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP),
GTCC-96(TORP), C-CDA(12/99) and C-CDA-99(NY) · Incorporated by
reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 333-109860), as filed on April 15, 2009.
(4.30)	Variable Annuity Contract G-CDA-10 · Incorporated by reference to Post-
Effective Amendment No. 16 to Registration Statement on Form N-4 (File No.
333-109860), as filed on September 17, 2010.
(4.31)	Variable Annuity Contract Certificate C-CDA-10 · Incorporated by reference to
Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File
No. 333-109860), as filed on September 17, 2010.
(4.32)	Endorsement EMM-DAC-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11,
2010.

(4.33)	Endorsement EMM-TABCERT-10 to Contract G-CDA-10 and Contract
Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.
(4.34)	Endorsement EMM-TABCONT-10 to Contract G-CDA-10 and Contract
Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.
(4.35)	Endorsement E-MMLOAN-10 to Contract G-CDA-10 and Certificate C-CDA-
10 · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6,
2011.
(4.36)	Endorsement E-MMGDB-10 to Contract G-CDA-10 and Certificate C-CDA-10
· Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6,
2011.
(4.37)	Endorsement E-MMGDBP-10 to Contract G-CDA-10 and Certificate C-CDA-
10 · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6,
2011.
(4.38)	Endorsement E-RO457-11 to Contracts G-CDA(12/99), G-CDA-10, GLID-
CDA-HO, GSD-CDA-HO, G-CDA-HD and G-CDA-HF and Contract
Certificates C-CDA(12/99) and C-CDA-10 · Incorporated by reference to Post-
Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
333-109860), as filed on April 8, 2011.
(4.39)	Endorsement E-USWD-13 to Contract G-CDA-99(NY) · Incorporated by
reference to Post-Effective Amendment No. 63 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 7, 2014.
(5)	Variable Annuity Contract Application (155634 (07/10)) · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-167680), as filed on February 11, 2011.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1,
2007) of ING Life Insurance and Annuity Company · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File
No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.
(7)	Not applicable

(8.1)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger
& Company, Incorporated · Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.2)	(Retail) First Amendment dated February 5, 2009 to the Amended and Restated
Selling and Services Agreement and Fund Participation Agreement dated as of
May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Fred Alger & Company, Incorporated and amended on
October 1, 2009 and July 8, 2011 · Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009, and by reference to Post-Effective
Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.
(8.3)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 9, 2009.
(8.4)	(Retail) Fund Participation Agreement effective as of October 26, 2000 between
Alliance Fund Distributors, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April
16, 2004.
(8.5)	(Retail) First Amendment entered into as of July 1, 2001 to the Fund
Participation Agreement dated as of October 26, 2000 by and between Aetna
Life Insurance and Annuity Company (renamed ING Life Insurance and
Annuity Company) and Alliance Fund Distributors, Inc. and amended on August
27, 2010 and February 1, 2013 · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 5, 2012, and by reference to Post-Effective
Amendment No. 17 (File No. 333-109860), as filed on December 3, 2010 and by reference to Post-Effective Amendment No 21 (File No. 333-109860), as filed on April 4, 2013.

(8.6)	(Retail) Fourth Amendment dated as of June 1, 2013 to the Fund Participation
Agreement dated as of October 26, 2000 by and between AllianceBernstein
Investments, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC and amended on July 1, 2001, August 27, 2010 and February 1,
2013 · Incorporated by reference to Post-Effective Amendment No. 22 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April
11, 2014.
(8.7)	(Retail) Fifth Amendment dated as of October 15, 2013 to the Fund Participation
Agreement dated as of October 26, 2000 by and between AllianceBernstein
Investments, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC and amended on July 1, 2001, August 27, 2010, February 1,
2013 and June 1, 2013 ·Incorporated by reference to Post-Effective
Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 11, 2014.
(8.8)	Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between AllianceBernstein Investor Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 41 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 9, 2008.
(8.9)	(Retail) Selling and Services Agreement and Fund Participation Agreement
dated May 1, 2008 between ING Life Insurance and Annuity Company and
Saturna Brokerage Services Inc. (Amana Funds) · Incorporated by reference to
Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on August 18, 2008.
(8.10)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services,
Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 53 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.
(8.11)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna
Life Insurance and Annuity Company, American Century Services Corporation,
and American Century Investment Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 13, 2000.

(8.12)	(Retail) Fourth Amendment dated July 1, 2013 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company,
American Century Investment Services, Inc. and American Century Services
LLC and amended on November 7, 2003, October 1, 2004 and April 1, 2007 ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(8.13)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. and amended on
October 1, 2004 and April 1, 2007 · Incorporated by reference to Post-Effective
Amendment No. 37 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 13, 2004, and by reference to Post-Effective
Amendment No. 48 (File No. 033-75962), as filed on April 10, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008.
(8.14)	(Retail) Novation Agreement dated February 16, 2010 to Fund Participation
Agreement dated as of July 1, 2000 between American Century Investment
Services, Inc., American Century Services, LLC and ING Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 3, 2012.
(8.15)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16,
2007 between American Century Investment Services, Inc., ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.16)	(Retail) Participation Agreement dated as of January 1, 2003 by and among ING
Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, American Funds Distributors,
Inc. and American Funds Service Company · Incorporated by reference to Post-
Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.

(8.17)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, American Funds Distributors, Inc. and
American Funds Service Company and amended on November 1, 2006,
February 1, 2007, October 1, 2008, January 30, 2009, May 1, 2009, December 1,
2010 and February 1, 2011 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006, and by reference to Post-Effective
Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 333-01107), as filed on
November 18, 2008, and by reference to Post-Effective Amendment No. 54
(File No. 033-75962), as filed on April 9, 2009, and by reference to Post-
Effective Amendment No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-167680), as
filed on February 11, 2011, and by reference to Post-Effective Amendment No.
58 (File No. 033-75962), as filed on December 16, 2011
(8.18)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4
(File No. 333-01107), as filed on December 16, 2005.
(8.19)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.20)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling
Group Agreement dated June 30, 2000 and effective January 1, 2003 between
American Funds Distributors, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.21)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.

(8.22)	(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel
Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 16, 2004.
(8.23)	(Retail) First Amendment made and entered into as of October 1, 2000 to Fund
Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly
Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and
Annuity Company on its own behalf and on behalf of its Separate Account F and amended on May 1, 2002 and January 1, 2009 · Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 333-109860), as filed on April 16, 2004, and by reference to Post-Effective
Amendment No. 12 (File No. 333-109860), as filed on April 15, 2009.
(8.24)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment
No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.
(8.25)	(Retail) Selling and Services Agreement and Fund Participation Agreement
dated November 30, 2006 by and among ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC, Artisan Partners Limited Partnership
and Artisan Distributors LLC • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
130822), as filed on April 11, 2008.
(8.26)	(Retail) First Amendment effective February 4, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLP, ING Financial Advisers, LLC, Artisan Partners Limited
Partnership and Artisan Distributors LLC · Incorporated by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 9, 2009.
(8.27)	(Retail) Letter Agreement dated October 28, 2011 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among Artisan Partners, Distributors LLC, Artisan Partners Limited Partnership,
Artisan Partners Funds, Inc., ING Institutional Plan Services, LLC, ING
Investment Advisors, LLC, ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
167680), as filed on April 3, 2012.

(8.28)	Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October
16, 2007 between Artisan Distributors LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on
April 11, 2008.
(8.29)	(Retail) Selling and Services Agreement and Fund Participation Agreement
dated October 5, 2006 among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC and BlackRock Distributors, Inc. · Incorporated by
reference to Post-Effective Amendment No. 54 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.30)	(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 by and between ING Institutional Plan Services, LLC, ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC, BlackRock
Advisors, LLC and BlackRock Investments, LLC · Incorporated by reference to
Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 3, 2010.
(8.31)	(Retail) Second Amendment dated as of April 29, 2013 and effective January 1,
2013 to the Selling and Services Agreement and Fund Participation Agreement
dated October 5, 2006 and amended on July 21, 2010 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock
Investments, LLC · Incorporated by reference to Post-Effective Amendment
No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 7, 2014.
(8.32)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment
No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 9, 2009.

(8.33)	First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective
January 1, 2013 by and among ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security
Life of Denver Insurance Company, Systematized Benefits Administrators Inc.,
ING Institutional Plan Services, LLC and BlackRock Investments, LLC ·
Incorporated by reference to Post-Effective Amendment No. 63 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.
(8.34)	(Retail) Selling and Services Agreement and Fund Participation Agreement
dated September 13, 2010 by and between ING Life Insurance and Annuity
Company, ING Institutional Plan Services, LLC, ING Financial Advises, LLC,
Cramer Rosenthal McGlynn, LLC, CRM Mutual Fund Trust and ALPS
Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No.
18 to Registration Statement on Form N-4 (File No. 333-109860), as filed on
April 8, 2011.
(8.35)	Rule 22c-2 Agreement dated September 13, 2010 between ALPS Distributors,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 5, 2012.
(8.36)	(Retail) Service Agreement entered into August 1, 2002 among ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC, Dodge & Cox
and Boston Financial Data Services Inc. · Incorporated by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4 (File No.
333-109860), as filed on December 18, 2009.
(8.37)	(Retail) First Amendment dated as of July 29, 2005 to Service Agreement dated
August 1, 2002 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc.
· Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(8.38)	(Retail) Letter Amendment dated as of April 29, 2008 to Service Agreement dated August 1, 2002 by and between ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC, Dodge & Cox and Boston Financial
Data Services Inc. · Incorporated by reference to Post-Effective Amendment
No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.39)	Rule 22c-2 Agreement effective October 16, 2007 between Dodge & Cox
Funds, ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(8.40)	(Retail) Selling and Services Agreement and Fund Participation Agreement
dated as of October 9, 2007 by and among Eaton Vance Distributors, Inc., ING
Life Insurance and Annuity Company and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 12 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.
(8.41)	(Retail) First Amendment dated as of March 18, 2009 to the Selling and Services
Agreement and Participation Agreement dated October 9, 2007 by and between
ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP,
ING Financial Advisers, LLC and Eaton Vance Distributors, Inc. and amended on
July 1, 2009 · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on
December 18, 2009.
(8.42)	Rule 22c-2 Agreement dated October 16, 2007 between Eaton Vance
Distributors, Inc., ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 12 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.
(8.43)	Amended and Restated Participation Agreement as of June 26, 2009 by and
among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products
Fund II, Variable Insurance Products Fund III, Variable Insurance Products
Fund IV and Variable Insurance Products Fund V · Incorporated by reference to
Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 18, 2009.
(8.44)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26,
2009 by and among ING Life Insurance and Annuity Company, Fidelity
Distributors Corporation, Variable Insurance Products Fund, Variable Insurance
Products Fund II, Variable Insurance Products Fund III, Variable Insurance
Products Fund IV and Variable Insurance Products Fund V · Incorporated by
reference to Post-Effective Amendment No. 56 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.45)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING
Life Insurance and Annuity Company, Variable Insurance Products Fund,
Variable Insurance Products Fund II, Variable Insurance Products Fund V and
Fidelity Distributors Corporation · Incorporated by reference to Pre-Effective
Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on July 27, 2007.
(8.46)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August
5, 2004.
(8.47)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation and amended on June 20, 2003 · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.48)	First Amendment effective as of April 1, 2005 to Service Contract dated June
20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers,
Inc. and amended on April 1, 2006 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.49)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.50)	Amended and Restated Participation Agreement as of December 30, 2005 by
and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.

(8.51)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, LLC and amended on November
17, 2011 · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6,
2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-
75962), as filed on April 3, 3012.
(8.52)	Amendment No. 3 dated August 12, 2013 to Amended and Restated
Participation Agreement as of December 30, 2005 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Directed Services, LLC and ING Financial
Advisers, LLC and amended on June 5, 2007 and November 17, 2011 ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(8.53)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005 between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.54)	Amendment No. 1 dated May 17, 2006 to Amended and Restated
Administrative Services Agreement dated October 3, 2005 by and among
Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York and amended on
November 11, 2011 · Incorporated by reference to Post-Effective Amendment
No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 3, 2012.
(8.55)	Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar
Life Insurance Company of New York and amended on May 17, 2006 and
November 11, 2011 · Incorporated by reference to Post-Effective Amendment
No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on
April 7, 2014.

(8.56)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.57)	(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor
Services, Inc., and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.58)	(Retail) Fifth Amendment dated July 1, 2013 to the Master Shareholder Services
Agreement dated August 28, 2000 between ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC, Franklin Templeton Investor Services,
LLC and Franklin Templeton Distributors, Inc. and amended on November 13,
2000, February 1, 2002, May 1, 2004 and July 1, 2010 · Incorporated by
reference to Post-Effective Amendment No. 6 to Registration Statement on
Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(8.59)	(Retail) Amendment dated November 13, 2000 to the Master Shareholder
Services Agreement effective as of August 28, 2000 among Franklin Templeton
Distributors, Inc., Franklin Templeton Investor Services, LLC, and Aetna Life
Insurance and Annuity Company and amended on February 1, 2002, May 1,
2004 and July 1, 2010 · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on
April 16, 2004, and by reference to Pre-Effective Amendment No. 40 (File No.
333-01107), as filed on October 24, 2005, and by reference to Post-Effective
Amendment No. 58 (File No. 333-01107), as filed on December 3, 2010.
(8.60)	Rule 22c-2 Shareholder Information Agreement entered into as of April 16,
2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company and ReliaStar Life Insurance Company of New York ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(8.61)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING
Investors Trust) and Directed Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-1A (File No.
033-23512), as filed on August 1, 2003.

(8.62)	Amendment dated October 9, 2006 to the Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors
Trust and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.63)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8,
1998.
(8.64)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. and amended on December 31, 1999, February 11, 2000, May
1, 2000, February 27, 2001 and June 19, 2001 · Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File
No. 333-56297), as filed on December 14, 1998, and by reference to Post-
Effective Amendment No. 19 (File No. 333-01107), as filed on February 16,
2000, and by reference to Post-Effective Amendment No. 20 (File No. 333-
01107), as filed on April 4. 2000, and by reference to Post-Effective
Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13, 2004.
(8.65)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-56297), as filed on June 8, 1998.

(8.66)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on February 11, 2000, May 1, 2000 and June 26, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as
filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32
(File No. 033-75988), as filed on April 13, 2004.
(8.67)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No.
26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July
13, 2001.
(8.68)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement
dated May 1, 2001 · Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 10, 2003.
(8.69)	(Retail) Fund Participation Agreement dated January 29, 2001 by and among
Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 41 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.
(8.70)	(Retail) Selling and Services Agreement dated January 29, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company
and ING Pilgrim Securities, Inc. · Incorporated by reference to Post-Effective
Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 9, 2008.
(8.71)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.

(8.72)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING
Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, August 31,
2005, December 7, 2005 and April 28, 2006 · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 8, 2002, and by reference to Post-Effective
Amendment No. 28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 20 to Registration Statement on
Form N-1A (File No. 333-32575), as filed on April 1, 2005, and by reference to
Post-Effective Amendment No. 32 (File No. 033-81216), as filed on April 11,
2006, and by reference to Initial Registration Statement on Form N-4 (File No.
333-134760), as filed on June 6, 2006.
(8.73)	Shareholder Servicing Agreement (Service Class Shares) dated as of November
27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.74)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001 and amended on May 1, 2003,
November 1, 2004, April 29, 2005, December 7, 2005 and April 28, 2006 ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-75988), as filed on
April 10, 2003, and by reference to Post-Effective Amendment No. 32 (File No.
033-81216), as filed on April 11, 2006, and by reference to Initial Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.75)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment
No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
June 15, 2007.

(8.76)	(Retail) Participation Agreement dated as of October 1, 2000 by and among
AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(8.77)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM
Distributors, Inc. (renamed Invesco Distributors, Inc. January 1, 2012), and ING
Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity
Company) and amended on March 31, 2011 and January 1, 2012 · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on
Form N-4 (File No. 333-105479), as filed on April 21, 2004, and by reference to
Post-Effective Amendment No. 59 (file No. 033-75962), as filed on April 3,
3012.
(8.78)	(Retail) Fourth Amendment dated September 24, 2012 to Participation
Agreement dated as of October1, 2000 and amended on January 1, 2003, March
31, 2011 and January 1, 2012 by and among ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, Inc., Invesco Investment
Services, Inc. and Invesco Distributors, Inc. · Incorporated by reference to Post-
Effective Amendment No. 11 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 3, 2013.
(8.79)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.80)	(Retail) Fund Participation Agreement dated as of October 23, 2000 between
Aetna Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard
Freres & Co. LLC · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-134760), as filed on
April 11, 2007.
(8.81)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrator Inc. · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-134760), as filed on July 27, 2007.

(8.82)	(Retail) Selling and Services Agreement dated as of March 1, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity
Company and Lord Abbett Distributor LLC · Incorporated by reference to Post-
Effective Amendment No. 15 to Registration Statement on Form N-4 (File No.
333-105479), as filed on April 25, 2012.
(8.83)	(Retail) Amendment No. 1 to the Selling and Services Agreement dated as of
July 25, 2002 by and among ING Life Insurance and Annuity Company
(formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC (formerly Aetna Investment
Services, Inc.), The Lord Abbett Family of Funds and Lord Abbett Distributor
LLC and amended on September 26, 2003, September 1, 2004, October 1, 2007,
August 12, 2008, August 31, 2008, September 30, 2009 and November 30, 2010
· Incorporated by reference to Post-Effective Amendment No. 15 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.
(8.84)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.85)	(Retail) Selling and Services Agreement and Fund Participation Agreement
made and entered into as of November 8, 2007 by and among ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC, NYLIFE
Distributors LLC and NYLIM Service Company LLC (Mainstay) · Incorporated
by reference to Post-Effective Amendment No. 13 to Registration Statement on
Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(8.86)	(Retail) Amendment dated as of September 30, 2008 to the Selling and Services
Agreement and Fund Participation Agreement dated November 8, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC, NYLIFE Distributors LLC and NYLIM Service Company LLC
(Mainstay) and amended on April 24, 2009 and November 16, 2009·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 14 (File No. 333-109860),
as filed on April 13, 2010.

(8.87)	(Retail) Fourth Amendment dated February 1, 2013 to the Selling and Services
Agreement and Fund Participation Agreement dated November 8, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC, NYLIFE Distributors LLC and
NYLIM Service Company LLC (Mainstay) · Incorporated by reference to Post-
Effective Amendment No. 21 to Registration Statement on Form N-4 (File No.
333-109860), as filed on April 4, 2013.
(8.88)	Rule 22c-2 Agreement effective November 2, 2007 between NYLIFE
Distributors LLC and NYLIM Service Company LLC and ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Systematized Benefits Administrators
Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on
December 18, 2009.
(8.89)	(Retail) Fund Participation Agreement made and entered into on September 15,
2000 between MFS Fund Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-4 (File No. 333-109860), as filed on
April 19, 2005.
(8.90)	(Retail) First Amendment effective as of January 1, 2007 to the Fund
Participation Agreement dated September 15, 2000 between ING Life Insurance and Annuity Company and MFS Fund Distributors, Inc. · Incorporated by
reference to Post-Effective Amendment No. 21 to Registration Statement on
Form N-4 (File No. 333-109860), as filed on April 4, 2013.
(8.91)	(Retail) Second Amendment effective as of June 1, 2008 to the Fund
Participation Agreement dated September 15, 2000 by and among ING Life
Insurance and Annuity Company, MFS Fund Distributors, Inc. and MFS Service
Center, Inc. · Incorporated by reference to Post-Effective Amendment No. 21 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 4,
2013.
(8.92)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective
October 16, 2007 between MFS Fund Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.

(8.93)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 22, 2009 by and between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and
Neuberger Berman Management LLC ·Incorporatedby reference to Post-
Effective Amendment No. 56 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 18, 2009.
(8.94)	(Retail) First Amendment dated as of June 19, 2013 to the Selling and Services
Agreement and Fund Participation Agreement as of October 22, 2009 by and
between ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC and Neuberger Berman
Management LLC · Incorporated by reference to Post-Effective Amendment
No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 7, 2014.
(8.95)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16,
2007 between Neuberger Berman Management Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
333-100207), as filed on October 1, 2007.
(8.96)	(Retail) Fund Participation Agreement dated August 15, 2000 between
Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.97)	(Retail) First Amendment dated October 1, 2012 to the Participation Agreement dated as of August 15, 2000 between ING Life Insurance and Annuity
Company, OppenheimerFunds Distributor, Inc. and OppenheimerFunds Services
· Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on December 20, 2012.
(8.98)	(Retail) Second Amendment dated February 1, 2013 to the Participation
Agreement dated August 15, 2000 between ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc.
and Shareholder Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-
167680), as filed on April 7, 2014.
(8.99)	(Retail) Third Amendment dated November 4, 2013 to the Participation
Agreement dated August 15, 2000 between ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc.
and Shareholder Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-
167680), as filed on April 7, 2014.

(8.100)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.101)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 15, 2009 and amended on June 4, 2010 by and among ING Life
Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS
Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No.
56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.102)	First Amendment dated as of June 4, 2010 to the Selling and Services
Agreement and Fund Participation Agreement dated as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I
and ALPS Distributors, Inc. · Incorporated by reference to Post-Effective
Amendment No. 58 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on December 16, 2011.
(8.103)	(Retail) Rule 22c-2 Agreement dated October 15, 2009 between ALPS
Distributors, Inc., ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 18, 2009.
(8.104)	Novation of and Amendment to Participation Agreement dated as of January 26,
2011 and effective as of February 14, 2011 by and among Allianz Global
Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable
Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar
Life Insurance Company of New York · Incorporated by reference to Post-
Effective Amendment No. 15 to Registration Statement on Form N-4 (File No.
333-105479), as filed on April 25, 2012.
(8.105)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust and PA Distributors LLC · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.

(8.106)	First Amendment dated August 15, 2007 to Participation Agreement among ING
Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC
dated as of May 1, 2004 · Incorporated by reference to Post-Effective
Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.107)	Services Agreement dated as of May 1, 2004 between PIMCO Variable
Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company,
and ReliaStar Life Insurance Company (Administrative) · Incorporated by
reference to Post-Effective Amendment No. 38 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 51 (File No. 333-01107), as filed on May 23,
2008.
(8.108)	First Amendment dated August 15, 2007 to Services Agreement between
PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.109)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 11, 2005.
(8.110)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.111)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, LLC and PIMCO Advisors Distributors LLC · Incorporated by
reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 15, 2009.

(8.112)	(Retail) First Amendment entered into as of December 31, 2003 to Selling and
Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC and PIMCO Advisors
Distributors LLC dated as of March 11, 2003 and amended on July 1, 2005, October
1, 2008, March 10, 2009 and January 26, 2011 · Incorporated by reference to Post-
Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 15, 2009, and by reference to Post-Effective Amendment
No. 56 (File No. 333-01107), as filed on December 18, 2009.
(8.113)	(Retail) Sixth Amendment dated as of January 9, 2014 to the Selling and Services
Agreement and Participation Agreement dated as of March 11, 2003 by and between
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING USA Annuity and Life
Insurance Company, ING Institutional Plan Services, LLC, ING Financial Advisers,
LLC, Allianz Global Investors Distributors LLC and Allianz Global Investors Fund
Management LLC and amended on December 31, 2003, July 1, 2005, October 1,
2008, March 10, 2009 and January 26, 2011 · Incorporated by reference to Post-
Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 7, 2014.
(8.114)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.115)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.116)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 · Incorporated by reference to Post-Effective
Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File
No. 333-01107), as filed on February 15, 2008.

(8.117)	(Retail) Fund Participation Agreement dated as of September 21, 2000 among Aetna
Life Insurance and Annuity Company, Pioneering Services Corporation and Pioneer
Funds Distributor, Inc. · Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(8.118)	(Retail) Amendment No. 1 made and entered into as of August 5, 2003 to Fund
Participation Agreement dated as of September 21, 2000 among Pioneering Services
Corporation, Pioneer Funds Distributor, Inc. and Aetna Life Insurance and Annuity
Company and amended on April 1, 2003, May 1, 2004, March 1, 2008 and
September 17, 2010 · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21,
2004, and by reference to Post-Effective Amendment No. 8 (File No. 333-109860),
as filed on April 18, 2006, and by reference to Post-Effective Amendment No. 12
(File No. 333-109860), as filed on April 15, 2009, and by reference to Post-Effective
Amendment No. 17 (File No. 333-109860), as filed on December 3, 2010.
(8.119)	(Retail) Sixth Amendment dated as of March 1, 2013 to the Fund Participation
Agreement dated as of September 21, 2000 by and between ING Life Insurance and
Annuity Company, ReliaStar Life Insurance and Annuity Company, ReliaStar Life
Insurance Company of New York, Pioneer Investment Management Shareholder
Services, Inc. and Pioneer Funds Distributor, Inc. as amended on April 1, 2003,
August 5, 2003, May 1, 2004, March 1, 2008 and September 17, 2010 · Incorporated
by reference to Post-Effective Amendment No. 22 to Registration Statement on Form
N-4 (File No. 333-109860), as filed on April 11, 2014.
(8.120)	(Retail) Trust Networking Agreement dated as of November 7, 2002 by and between
Pioneer Investment Management Shareholder Services, Inc. and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.121)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.122)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of June 27, 2008 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC and Royce Fund Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File
No. 333-109860), as filed on December 18, 2009.

(8.123)	(Retail) First Amendment dated as of January 1, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated June 27, 2008 by and between
ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP,
ING Financial Advisers, LLC and Royce Fund Services, Inc. and amended on
November 6, 2009 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December
18, 2009, and by reference to Post-Effective Amendment No. 14 (File No. 333-
109860), as filed on April 13, 2010.
(8.124)	(Retail) Third Amendment dated as of March 1, 2013 to the Selling and Services
Agreement and Fund Participation Agreement dated June 27, 2008 by and between
ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP,
ING Financial Advisers, LLC and Royce Fund Services, Inc. and amended on
January 1, 2009 and November 6, 2009 · Incorporated by reference to Post-Effective
Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on April 11, 2014.
(8.125)	Rule 22c-2 Agreement made and entered into June 27, 2008 between Royce Fund
Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December
18, 2009.
(8.126)	(Retail) Fund Participation Agreement dated as of October 10, 2000 between Aetna
Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and
T. Rowe Price Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as
filed on April 16, 2004.
(8.127)	(Retail) Amendment effective January 1, 2001 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company,
T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. and
amended on January 1, 2002, January 1, 2003 and March 4, 2003 · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-109860), as filed on April 16, 2004.
(8.128)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(8.129)	(Retail) Selling and Services Agreement and Fund Participation Agreement entered into as of March 12, 2008 by and among ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Thornburg
Investment Management and Thornburg Securities Corporation · Incorporated by
reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-
4 (File No. 333-109860), as filed on December 18, 2009.
(8.130)	(Retail) First Amendment dated as of December 15, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated as of March 12, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLC, ING Financial Advisers, LLC, Thornburg Investment Management, Inc. and
Thornburg Securities Corporation and amended on May 1, 2012 · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-
4 (File No. 333-109860), as filed on April 13, 2010, and by reference to Post-
Effective Amendment No. 20 (File No. 333-109860), as filed on December 26, 2012.
(8.131)	Rule 22c-2 Agreement operational as of October 16, 2007 between Thornburg
Securities Corporation, ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and Systematized
Benefits Administrators Inc. and amended on December 15, 2009 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-
4 (File No. 333-109860), as filed on December 18, 2009, and by reference to Post-
Effective Amendment No. 14 (File No. 333-109860), as filed on April 13, 2010.
(8.132)	Participation Agreement made and entered into on March 30, 2004 among Vanguard
Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing
Corporation and ING Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-109860), as filed on April 19, 2005.
(8.133)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Vanguard Variable Insurance Fund, The Vanguard Group,
Inc., Vanguard Marketing Corporation and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 10 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15,
2008.
(8.134)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of September 15, 2008 by and between ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital
Management and The Victory Portfolios and amended on March 18, 2009 ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.135)	Restated Rule 22c-2 Agreement dated April 2, 2009 between Victory Capital
Advisers, Inc., The Victory Institutional Funds, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on December 18, 2009.
(8.136)	Selling and Services Agreement and Fund Participation Agreement dated September
26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.137)	First Amendment dated April 1, 2008 to Selling and Services Agreement and Fund
Participation Agreement effective as of September 26, 2005 by and among ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia
Management Distributors, Inc. and amended on February 18, 2009, March 21, 2011,
August 11, 2011 and November 1, 2012 · Incorporated by reference to Post-
Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on December 15, 2008, and by reference to Post-Effective
Amendment No. 5 (File No. 333-130822), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 3 (File No. 333-167680), as filed on April 3, 2012, and by reference to Post-Effective Amendment No. 13 (File No. 333-134760), as
filed on December 20, 2012.
(8.138)	Fifth Amendment dated as November 1, 2012 to Selling and Services Agreement and
Participation Agreement effective as of September 26, 2005 by and among Columbia
Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors,
Inc.), Columbia Management Investment Services Corp. (formerly RiverSource
Service Corporation), ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC and ING Financial Advisers, LLC · Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 3, 2013.
(8.139)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.140)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.

(8.141)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.142)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.143)	First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between
Columbia Management Investment Services Corp., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3,
2012.
(8.144)	(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8,
2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds
Management, LLC and ING Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4 (File No. 333-105479), as filed on April 12, 2007.
(8.145)	(Retail) Participation Agreement dated August 19, 2002 by and among Strong
Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12,
2007.
(8.146)	(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells
Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC and
amended on August 1, 2007, April 1, 2008, June 3, 2010 and December 3, 2012 ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on
April 11, 2008, and by reference to Post-Effective Amendment No. 12 (File No.
333-105479), as filed on April 9, 2010, and by reference to Post-Effective
Amendment No. 61 (File No. 333-01107), as filed on December 20, 2012.

(8.147)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April
11, 2008.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor

Alain M. Karaoglan	230 Park Avenue	Director and President
New York, NY 10169
Rodney O. Martin, Jr.	230 Park Avenue	Director and Chairman
New York, NY 10169
Chetlur S. Ragavan	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Risk Officer
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Ewout L. Steenbergen	230 Park Avenue	Director and Executive Vice President,
	New York, NY 10169	Finance
Bridget M. Healy	230 Park Avenue	Executive Vice President and Chief
	New York, NY 10169	Legal Counsel
Tina A. Campbell	30 Braintree Hill Office Park	Senior Vice President and Deputy
	Floors 2-4	General Counsel
Braintree, MA 02184
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Ralph R. Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Michael J. Gioffre	One Orange Way	Senior Vice President, Compliance
Windsor, CT 06095-4774
Howard F. Greene	230 Park Avenue	Senior Vice President, Compensation
New York, NY 10169
Megan A. Huddleston	One Orange Way	Senior Vice President and Assistant
	Windsor, CT 06095-4774	Secretary

Name	Principal Business Address	Positions and Offices with Depositor

Christine L. Hurtsellers	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Carolyn M. Johnson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Financial Officer
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Jennifer M. Ogren	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Justin Smith	One Orange Way	Senior Vice President and Deputy
	Windsor, CT 06095-4774	General Counsel

Anne M. Iezzi	One Orange Way	Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer

Brian J. Baranowski	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774

Kristi L. Cooper	909 Locust Street	Vice President, Compliance
Des Moines, IA 50309

Chad M. Eslinger	20 Washington Avenue South	Vice President, Compliance
Minneapolis, MN 55401

Regina A. Gordon	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 for Separate Account B of Voya Insurance and Annuity Company (File
No. 333-196391), as filed with the Securities and Exchange Commission on November 21, 2014.

Item 27. Number of Contract Owners

As of November 30, 2014, there were 632,515 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and
Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial,
Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya
Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya
Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage:
errors and omissions/professional liability, employment practices liability and fidelity/crime
(a.k.a. “Financial Institutional Bond”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, Voya Financial
Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya
Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of
VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of
VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940
Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar
Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity
Funds A, B and C (a management investment company registered under the 1940 Act), (vi)
ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and
I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
James L. Nichols, IV	One Orange Way	Director and President
Windsor, CT 06095-4774
Thomas W. Halloran	30 Braintree Hill Office Park	Director
Floors 2-4
Braintree, MA 02184
Richard H. Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

Regina A. Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774

Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian M. Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

Carol B. Keen	One Orange Way	Vice President
Windsor, CT 06095-4774

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Name		Principal Business Address	Positions and Offices with Underwriter
Spencer T. Shell		5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390
Frank W. Snodgrass		9020 Overlook Blvd.	Vice President
Brentwood, TN 37027
Judeen T. Wrinn		One Orange Way	Vice President
Windsor, CT 06095-4774
Nancy B. Stillman		One Orange Way	Assistant Vice President
Windsor, CT 06095-4774
C. Nikol Gianopoulos		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Angelia M. Lattery		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Tina M. Nelson		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Melissa A. O’Donnell		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Jennifer M. Ogren		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
James D. Ensley		5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390
Terry L. Owens		5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

Voya Financial				$54,391,135.63
Partners, LLC

*	Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and
Annuity Company during 2013.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange
Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry
Road, NW, Atlanta, Georgia 30327-4390.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b)
of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement
Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.
See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169,
August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-
Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue
Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter,
1988 WL 1235221, November 28, 1988.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective
Amendment to its Registration Statement on Form N-4 (File No. 333-109860) and has duly caused this
Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 16th day of December, 2014.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY
COMPANY
(Registrant)

	By:	VOYA RETIREMENT INSURANCE AND
ANNUITY COMPANY
(Depositor)

	By:	Alain M. Karaoglan*
Alain M. Karaoglan
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 23 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title			Date

Alain M. Karaoglan*	Director and President		)
Alain M. Karaoglan	(principal executive officer))
)
Mark B. Kaye*	Senior Vice President and Chief Financial Officer		)
Mark B. Kaye	(principal financial officer))
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer		)	December
Steven T. Pierson	(principal accounting officer))			16, 2014
)
Rodney O. Martin, Jr.*	Director		)
Rodney O. Martin, Jr.			)
)
Chetlur S. Ragavan*	Director		)
Chetlur S. Ragavan			)
)
Michael S. Smith*	Director		)
Michael S. Smith			)

Ewout L. Steenbergen*	Director	)
Ewout L. Steenbergen		)

By: /s/J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel
24(b)(10)	Consent of Independent Registered Public Accounting Firm
24(b)(13)	Powers of Attorney